NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Growth Fund - Class 2 (AMVGR2)
7,375 shares (cost $319,191)	$339,967
International Fund - Class 2 (AMVI2)
25,943 shares (cost $405,751)	443,890
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
9,048 shares (cost $118,407)	124,050
Mid Cap Growth Portfolio - class I (MSVMG)
9,442 shares (cost $55,630)	86,489
NVIT Fund - Class I (TRF)
18,028 shares (cost $140,568)	146,208
NVIT Government Bond Fund - Class I (GBF)
29,340 shares (cost $343,794)	344,452
NVIT Growth Fund - Class I (CAF)
25,455 shares (cost $239,093)	299,355
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
12,945 shares (cost $111,142)	125,700
NVIT Mid Cap Index Fund - Class I (MCIF)
137,398 shares (cost $1,747,214)	2,036,245
NVIT Money Market Fund - Class I (SAM)
5,890,866 shares (cost $5,890,866)	5,890,866
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
17,855 shares (cost $114,349)	148,193
NVIT Multi-Manager Small Company Fund - Class I (SCF)
9,234 shares (cost $120,490)	133,429
V.I. Core Equity Fund - Series I (AVGI)
36,983 shares (cost $879,703)	921,615
VPS Growth and Income Portfolio - Class A (ALVGIA)
83,250 shares (cost $1,606,651)	1,265,400
VPS International Value Portfolio - Class A (ALVIVA)
112,838 shares (cost $1,285,612)	1,658,725
Stock Index Fund, Inc. - Initial Shares (DSIF)
72,643 shares (cost $1,583,481)	1,911,235
International Value Portfolio - Initial Shares (DVIV)
42,974 shares (cost $406,862)	469,271

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Service Class (FOS)
26,208 shares (cost $387,067)	$392,856
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
19,425 shares (cost $223,314)	220,472
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
29,113 shares (cost $805,896)	1,075,435
Global Securities Fund/VA - Non-Service Shares (OVGS)
38,629 shares (cost $779,594)	1,023,673
Real Return Portfolio - Administrative Class (PMVRRA)
204,834 shares (cost $2,403,793)	2,548,141
Total Return Portfolio - Administrative Class (PMVTRA)
371,557 shares (cost $3,953,380)	4,020,244
Small-Cap Portfolio - Investment Class (ROCSC)
107,137 shares (cost $672,894)	929,951
Equity Income Portfolio - II (TREI2)
54,879 shares (cost $753,809)	966,419
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
57,885 shares (cost $383,678)	473,073

Total Investments	27,995,354
Total Assets	27,995,354

Accounts Payable	2,010

$27,993,344
Contract Owners’ Equity:
Accumulation units	27,993,344
Total Contract Owners’ Equity (note 8)	$27,993,344

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	AMVGR2	AMVI2	JAMVS	MSVMG	TRF	GBF	CAF

Reinvested dividends	$468,768	1,983	5,924	363	-	1,502	10,488	1,152
Asset charges (note 3)	(62,632)	(775)	(1,035)	(258)	(232)	(392)	(751)	(495)

Net investment income (loss)	406,136	1,208	4,889	105	(232)	1,110	9,737	657

Realized gain (loss) on investments	(4,189,035)	(97,147)	(132,667)	(16,643)	(23,822)	(364,549)	5,420	3,881
Change in unrealized gain (loss) on investments	7,911,410	209,244	287,467	44,565	72,641	382,059	(13,976)	60,261

Net gain (loss) on investments	3,722,375	112,097	154,800	27,922	48,819	17,510	(8,556)	64,142

Reinvested capital gains	415,449	-	2,290	2,717	-	-	4,972	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,543,960	113,305	161,979	30,744	48,587	18,620	6,153	64,799

Investment Activity:	GVIDM	MCIF	SAM	SCVF	SCF	AVGI	IVHS	AVSCE

Reinvested dividends	$1,065	17,872	2,204	406	107	15,408	-	-
Asset charges (note 3)	(188)	(4,488)	(15,553)	(248)	(211)	(1,805)	(2)	(48)

Net investment income (loss)	877	13,384	(13,349)	158	(104)	13,603	(2)	(48)

Realized gain (loss) on investments	1,120	(42,450)	-	3,775	(151,927)	(313,157)	(4,044)	(65,445)
Change in unrealized gain (loss) on investments	14,558	551,194	-	33,845	173,628	448,212	4,378	61,696

Net gain (loss) on investments	15,678	508,744	-	37,620	21,701	135,055	334	(3,749)

Reinvested capital gains	2,379	56,545	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,934	578,673	(13,349)	37,778	21,597	148,658	332	(3,797)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ALVGIA	ALVIVA	DSIF	DVIV	FOS	GVMCE	SBVI	OVGR

Reinvested dividends	$44,673	19,394	36,242	16,988	6,347	3,472	-	3,180
Asset charges (note 3)	(2,577)	(3,153)	(4,280)	(977)	(705)	(503)	(11)	(2,358)

Net investment income (loss)	42,096	16,241	31,962	16,011	5,642	2,969	(11)	822

Realized gain (loss) on investments	(67,481)	(444,270)	(617,527)	(68,427)	(216,204)	(53,872)	(28,220)	(150,627)
Change in unrealized gain (loss) on investments	241,587	823,120	880,594	174,415	276,747	116,899	25,489	494,196

Net gain (loss) on investments	174,106	378,850	263,067	105,988	60,543	63,027	(2,731)	343,569

Reinvested capital gains	-	-	118,017	-	797	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,202	395,091	413,046	121,999	66,982	65,996	(2,742)	344,391

Investment Activity:	OVGS	PMVRRA	PMVTRA	ROCSC	TREI2	WRSCP	BF

Reinvested dividends	$23,337	67,635	171,189	-	15,754	1,508	575
Asset charges (note 3)	(2,242)	(5,426)	(8,315)	(2,058)	(2,175)	(991)	(380)

Net investment income (loss)	21,095	62,209	162,874	(2,058)	13,579	517	195

Realized gain (loss) on investments	(193,896)	(41,041)	59,660	(215,631)	(259,678)	(116,333)	(577,833)
Change in unrealized gain (loss) on investments	443,494	254,201	79,710	513,378	467,169	231,295	559,344

Net gain (loss) on investments	249,598	213,160	139,370	297,747	207,491	114,962	(18,489)

Reinvested capital gains	22,252	89,028	116,452	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$292,945	364,397	418,696	295,689	221,070	115,479	(18,294)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		AMVGR2		AMVI2		CVSSE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$406,136	640,916	1,208	2,231	4,889	8,454	-	(5)
Realized gain (loss) on investments	(4,189,035)	(4,386,771)	(97,147)	(7,063)	(132,667)	(146,674)	-	13,812
Change in unrealized gain (loss) on investments	7,911,410	(7,981,679)	209,244	(211,702)	287,467	(336,104)	-	(17,248)
Reinvested capital gains	415,449	1,495,947	-	37,931	2,290	96,176	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,543,960	(10,231,587)	113,305	(178,603)	161,979	(378,148)	-	(3,441)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	686,909	209,102	-	(13)	-	(36)	-	-
Transfers between funds	-	-	(22,411)	54,577	(63,938)	(317,644)	-	-
Surrenders (note 6)	(1,516,629)	(12,464,646)	-	-	-	(84,305)	-	(45,160)
Net policy repayments (loans) (note 5)	-	1,890,976	-	-	-	82,347	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(445,594)	(459,204)	(8,314)	(6,983)	(11,146)	(13,466)	-	(88)
Adjustments to maintain reserves	(990)	3,534	(1)	(15)	10	(33)	-	(17)

Net equity transactions	(1,276,304)	(10,820,238)	(30,726)	47,566	(75,074)	(333,137)	-	(45,265)

Net change in contract owners’ equity	3,267,656	(21,051,825)	82,579	(131,037)	86,905	(711,285)	-	(48,706)
Contract owners’ equity beginning of period	24,725,688	45,777,513	257,379	388,416	356,991	1,068,276	-	48,706

Contract owners’ equity end of period	$27,993,344	24,725,688	339,958	257,379	443,896	356,991	-	-

CHANGES IN UNITS:
Beginning units	2,313,672	3,111,732	39,555	33,446	48,264	83,528	-	2,894
Units purchased	338,225	637,509	-	40,240	-	33,895	-	-
Units redeemed	(513,248)	(1,435,569)	(1,985)	(34,131)	(6,213)	(69,159)	-	(2,894)

Ending units	2,138,649	2,313,672	37,570	39,555	42,051	48,264	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAMVS		MIGIC		MSVMG		MSVRE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$105	7,961	-	(55)	(232)	1,340	-	885
Realized gain (loss) on investments	(16,643)	(73,059)	-	74,217	(23,822)	(120,715)	-	(25,062)
Change in unrealized gain (loss) on investments	44,565	(38,326)	-	(118,540)	72,641	(71,499)	-	5,108
Reinvested capital gains	2,717	23,502	-	-	-	61,945	-	10,351

Net increase (decrease) in contract owners’ equity resulting from operations	30,744	(79,922)	-	(44,378)	48,587	(128,929)	-	(8,718)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	209	-	-	-	(4)	-	(1)
Transfers between funds	4,427	(165,720)	-	-	(55,410)	(23,064)	-	(19,108)
Surrenders (note 6)	-	(52,889)	-	(483,438)	-	(40,957)	-	(1,977)
Net policy repayments (loans) (note 5)	-	51,626	-	-	-	39,992	-	1,818
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,746)	(4,781)	-	(940)	(2,568)	(4,208)	-	(393)
Adjustments to maintain reserves	(1)	(95)	-	9,201	10	(18)	-	(61)

Net equity transactions	1,680	(171,650)	-	(475,177)	(57,968)	(28,259)	-	(19,722)

Net change in contract owners’ equity	32,424	(251,572)	-	(519,555)	(9,381)	(157,188)	-	(28,440)
Contract owners’ equity beginning of period	91,607	343,179	-	519,555	95,869	253,057	-	28,440

Contract owners’ equity end of period	$124,031	91,607	-	-	86,488	95,869	-	-

CHANGES IN UNITS:
Beginning units	8,126	21,944	-	42,154	10,869	15,308	-	844
Units purchased	397	7,334	-	-	-	5,451	-	-
Units redeemed	(225)	(21,152)	-	(42,154)	(4,634)	(9,890)	-	(844)

Ending units	8,298	8,126	-	-	6,235	10,869	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRF		GBF		CAF		GVIDM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,110	8,857	9,737	13,199	657	-	877	-
Realized gain (loss) on investments	(364,549)	1,044	5,420	20	3,881	-	1,120	-
Change in unrealized gain (loss) on investments	382,059	(509,295)	(13,976)	10,579	60,261	-	14,558	-
Reinvested capital gains	-	124,128	4,972	-	-	-	2,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,620	(375,266)	6,153	23,798	64,799	-	18,934	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	23,846	-	23,237	-	-	-	-
Transfers between funds	(392,904)	-	(1,209)	-	238,803	-	108,428	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,168)	(11,682)	(7,051)	(5,203)	(4,247)	-	(1,662)	-
Adjustments to maintain reserves	5	(32)	2	(42)	3	-	(5)	-

Net equity transactions	(397,067)	12,132	(8,258)	17,992	234,559	-	106,761	-

Net change in contract owners’ equity	(378,447)	(363,134)	(2,105)	41,790	299,358	-	125,695	-
Contract owners’ equity beginning of period	524,652	887,786	346,546	304,756	-	-	-	-

Contract owners’ equity end of period	$146,205	524,652	344,441	346,546	299,358	-	125,695	-

CHANGES IN UNITS:
Beginning units	65,737	64,850	20,863	19,714	-	-	-	-
Units purchased	-	1,921	-	1,480	50,186	-	9,541	-
Units redeemed	(51,173)	(1,034)	(619)	(331)	(817)	-	(135)	-

Ending units	14,564	65,737	20,244	20,863	49,369	-	9,406	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MCIF		SAM		SCVF		SCF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$13,384	26,464	(13,349)	132,764	158	-	(104)	1,314
Realized gain (loss) on investments	(42,450)	(1,057,485)	-	-	3,775	-	(151,927)	(1,557)
Change in unrealized gain (loss) on investments	551,194	(423,827)	-	-	33,845	-	173,628	(142,469)
Reinvested capital gains	56,545	188,933	-	-	-	-	-	45,785

Net increase (decrease) in contract owners’ equity resulting from operations	578,673	(1,265,915)	(13,349)	132,764	37,778	-	21,597	(96,927)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	28,359	686,909	5,544	-	-	-	7,956
Transfers between funds	(247,858)	194,413	214,484	2,446,777	112,514	-	(42,627)	-
Surrenders (note 6)	(130,734)	(970,510)	(552,963)	(5,082,740)	-	-	-	-
Net policy repayments (loans) (note 5)	-	32,539	-	880,452	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,940)	(31,530)	(117,934)	(86,949)	(2,098)	-	(1,936)	(3,330)
Adjustments to maintain reserves	8	(994)	(49)	(24)	(9)	-	22	(66)

Net equity transactions	(403,524)	(747,723)	230,447	(1,836,940)	110,407	-	(44,541)	4,560

Net change in contract owners’ equity	175,149	(2,013,638)	217,098	(1,704,176)	148,185	-	(22,944)	(92,367)
Contract owners’ equity beginning of period	1,861,100	3,874,738	5,673,757	7,377,933	-	-	156,378	248,745

Contract owners’ equity end of period	$2,036,249	1,861,100	5,890,855	5,673,757	148,185	-	133,434	156,378

CHANGES IN UNITS:
Beginning units	124,330	164,092	428,655	567,478	-	-	9,823	9,634
Units purchased	-	8,100	68,017	307,604	6,687	-	-	346
Units redeemed	(24,611)	(47,862)	(50,687)	(446,427)	(112)	-	(3,585)	(157)

Ending units	99,719	124,330	445,985	428,655	6,575	-	6,238	9,823

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVGI		IVHS		AVSCE		ALVGIA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$13,603	34,898	(2)	(24)	(48)	(396)	42,096	20,672
Realized gain (loss) on investments	(313,157)	975	(4,044)	10	(65,445)	(12,712)	(67,481)	(119,708)
Change in unrealized gain (loss) on investments	448,212	(634,335)	4,378	(5,551)	61,696	(50,186)	241,587	(704,545)
Reinvested capital gains	-	-	-	2,188	-	520	-	200,025

Net increase (decrease) in contract owners’ equity resulting from operations	148,658	(598,462)	332	(3,377)	(3,797)	(62,774)	216,202	(603,556)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	53,071	-	818	-	4,634	-	-
Transfers between funds	(586,172)	8	(8,654)	-	(119,166)	(8,478)	160,683	146,043
Surrenders (note 6)	-	-	-	-	-	-	-	(959,540)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,549)	(27,541)	(32)	(159)	(676)	(2,578)	(10,279)	(11,045)
Adjustments to maintain reserves	(6)	(184)	1	(7)	109	5,551	7	(190)

Net equity transactions	(603,727)	25,354	(8,685)	652	(119,733)	(871)	150,411	(824,732)

Net change in contract owners’ equity	(455,069)	(573,108)	(8,353)	(2,725)	(123,530)	(63,645)	366,613	(1,428,288)
Contract owners’ equity beginning of period	1,376,670	1,949,778	8,353	11,078	123,530	187,175	898,783	2,327,071

Contract owners’ equity end of period	$921,601	1,376,670	-	8,353	-	123,530	1,265,396	898,783

CHANGES IN UNITS:
Beginning units	168,096	165,900	754	712	18,163	18,860	105,172	161,334
Units purchased	-	4,838	-	54	-	2,711	18,871	15,091
Units redeemed	(80,166)	(2,642)	(754)	(12)	(18,163)	(3,408)	(1,185)	(71,253)

Ending units	87,930	168,096	-	754	-	18,163	122,858	105,172

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVIVA		DSIF		DVIV		FCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$16,241	18,365	31,962	48,493	16,011	7,955	-	(43)
Realized gain (loss) on investments	(444,270)	(1,009,510)	(617,527)	(104,888)	(68,427)	(174,087)	-	(69,357)
Change in unrealized gain (loss) on investments	823,120	(509,434)	880,594	(1,149,164)	174,415	(80,221)	-	39,328
Reinvested capital gains	-	129,064	118,017	-	-	67,902	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	395,091	(1,371,515)	413,046	(1,205,559)	121,999	(178,451)	-	(30,072)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(124)	-	4,016	-	(1)	-	-
Transfers between funds	245,647	(200,261)	(58,040)	(466,910)	43,311	67,635	-	-
Surrenders (note 6)	(111,169)	(104,047)	(130,582)	(1,520,632)	-	-	-	(377,108)
Net policy repayments (loans) (note 5)	-	101,798	-	174,329	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,822)	(24,686)	(31,836)	(38,326)	(3,845)	(3,191)	-	(743)
Adjustments to maintain reserves	-	270	(185)	(4,396)	4	(19)	-	(17)

Net equity transactions	112,656	(227,050)	(220,643)	(1,851,919)	39,470	64,424	-	(377,868)

Net change in contract owners’ equity	507,747	(1,598,565)	192,403	(3,057,478)	161,469	(114,027)	-	(407,940)
Contract owners’ equity beginning of period	1,150,978	2,749,543	1,718,306	4,775,784	307,792	421,819	-	407,940

Contract owners’ equity end of period	$1,658,725	1,150,978	1,910,709	1,718,306	469,261	307,792	-	-

CHANGES IN UNITS:
Beginning units	186,997	208,698	210,417	367,740	23,346	20,004	-	20,082
Units purchased	37,137	25,857	-	57,056	4,177	3,534	-	-
Units redeemed	(23,538)	(47,558)	(24,748)	(214,379)	(279)	(192)	-	(20,082)

Ending units	200,596	186,997	185,669	210,417	27,244	23,346	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		TIF2		GVMCE		SBVI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,642	11,364	-	(109)	2,969	2,197	(11)	654
Realized gain (loss) on investments	(216,204)	(2,638)	-	215,033	(53,872)	(31,199)	(28,220)	(649)
Change in unrealized gain (loss) on investments	276,747	(328,939)	-	(280,180)	116,899	(75,601)	25,489	(26,785)
Reinvested capital gains	797	58,681	-	-	-	506	-	1,774

Net increase (decrease) in contract owners’ equity resulting from operations	66,982	(261,532)	-	(65,256)	65,996	(104,097)	(2,742)	(25,006)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	18,150	-	-	-	(10)	-	4,626
Transfers between funds	(972)	-	-	-	(29,131)	(1,108)	(41,442)	-
Surrenders (note 6)	-	-	-	(957,364)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,512)	(7,457)	-	(1,878)	(5,432)	(5,086)	(160)	(912)
Adjustments to maintain reserves	(5)	(19)	-	(32)	16	(50)	(10)	456

Net equity transactions	(7,489)	10,674	-	(959,274)	(34,547)	(6,254)	(41,612)	4,170

Net change in contract owners’ equity	59,493	(250,858)	-	(1,024,530)	31,449	(110,351)	(44,354)	(20,836)
Contract owners’ equity beginning of period	333,360	584,218	-	1,024,530	189,027	299,378	44,354	65,190

Contract owners’ equity end of period	$392,853	333,360	-	-	220,476	189,027	-	44,354

CHANGES IN UNITS:
Beginning units	32,764	32,152	-	45,212	10,276	10,358	3,918	3,698
Units purchased	-	1,128	-	-	-	10,463	-	284
Units redeemed	(2,150)	(516)	-	(45,212)	(1,252)	(10,545)	(3,918)	(64)

Ending units	30,614	32,764	-	-	9,024	10,276	-	3,918

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGR		OVGS		PMVRRA		PMVTRA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$822	(1,529)	21,095	15,629	62,209	86,344	162,874	124,051
Realized gain (loss) on investments	(150,627)	(371,489)	(193,896)	(463,670)	(41,041)	(116,968)	59,660	55,414
Change in unrealized gain (loss) on investments	494,196	(412,922)	443,494	(359,088)	254,201	(212,975)	79,710	(109,968)
Reinvested capital gains	-	-	22,252	84,283	89,028	2,810	116,452	46,683

Net increase (decrease) in contract owners’ equity resulting from operations	344,391	(785,940)	292,945	(722,846)	364,397	(240,789)	418,696	116,180

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(62)	-	(75)	-	(32)	-	(7)
Transfers between funds	67,695	(138,322)	(62,053)	(10,184)	459,755	(193,642)	1,422,146	(674,682)
Surrenders (note 6)	(60,210)	(130,471)	(118,752)	(550,717)	(107,529)	(319,457)	(179,417)	(87,305)
Net policy repayments (loans) (note 5)	-	127,247	-	57,443	-	80,347	-	83,983
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,742)	(15,866)	(13,132)	(15,074)	(36,975)	(32,816)	(60,443)	(39,361)
Adjustments to maintain reserves	1	(779)	15	(16)	(302)	(1,996)	(612)	(909)

Net equity transactions	(4,256)	(158,253)	(193,922)	(518,623)	314,949	(467,596)	1,181,674	(718,281)

Net change in contract owners’ equity	340,135	(944,193)	99,023	(1,241,469)	679,346	(708,385)	1,600,370	(602,101)
Contract owners’ equity beginning of period	735,290	1,679,483	924,655	2,166,124	1,868,477	2,576,862	2,418,904	3,021,005

Contract owners’ equity end of period	$1,075,425	735,290	1,023,678	924,655	2,547,823	1,868,477	4,019,274	2,418,904

CHANGES IN UNITS:
Beginning units	100,488	124,738	84,434	118,050	130,375	167,010	170,397	223,018
Units purchased	11,266	-	-	1,089	29,911	33,486	94,964	46,581
Units redeemed	(9,801)	(24,250)	(17,389)	(34,705)	(9,692)	(70,121)	(16,438)	(99,202)

Ending units	101,953	100,488	67,045	84,434	150,594	130,375	248,923	170,397

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCSC		TREI2		WRSCP		BF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,058)	2,657	13,579	26,028	517	(1,433)	195	41,734
Realized gain (loss) on investments	(215,631)	(141,108)	(259,678)	(500,395)	(116,333)	(195,447)	(577,833)	(1,856)
Change in unrealized gain (loss) on investments	513,378	(224,807)	467,169	(178,416)	231,295	(110,163)	559,344	(714,404)
Reinvested capital gains	-	67,690	-	44,163	-	8,255	-	192,652

Net increase (decrease) in contract owners’ equity resulting from operations	295,689	(295,568)	221,070	(608,620)	115,479	(298,788)	(18,294)	(481,874)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(28)	-	950	-	(18)	-	34,097
Transfers between funds	28,048	(335,095)	(1,356)	(356,343)	(9,653)	1,108	(1,362,945)	-
Surrenders (note 6)	(27,754)	(403,267)	(77,651)	(115,039)	(19,868)	(177,723)	-	-
Net policy repayments (loans) (note 5)	-	43,445	-	112,523	-	21,087	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,077)	(12,037)	(15,842)	(18,643)	(5,075)	(6,301)	(5,355)	(25,951)
Adjustments to maintain reserves	-	(407)	(23)	(1,235)	5	(235)	-	(56)

Net equity transactions	(9,783)	(707,389)	(94,872)	(377,787)	(34,591)	(162,082)	(1,368,300)	8,090

Net change in contract owners’ equity	285,906	(1,002,957)	126,198	(986,407)	80,888	(460,870)	(1,386,594)	(473,784)
Contract owners’ equity beginning of period	644,043	1,647,000	840,113	1,826,520	392,180	853,050	1,386,594	1,860,378

Contract owners’ equity end of period	$929,949	644,043	966,311	840,113	473,068	392,180	-	1,386,594

CHANGES IN UNITS:
Beginning units	53,931	100,294	72,692	100,692	39,307	51,892	145,923	145,402
Units purchased	7,071	9,940	-	14,368	-	1,844	-	2,814
Units redeemed	(3,261)	(56,303)	(5,770)	(42,368)	(4,025)	(14,429)	(145,923)	(2,293)

Ending units	57,741	53,931	66,922	72,692	35,282	39,307	-	145,923

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

Large Cap Value V.I. Fund - Class II (MLVLV2)*

S&P 500 Index V.I. Fund - Class II (MLVX52)*

Value Opportunities V.I. Fund - Class II (MLVSV2)*

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)*

COLUMBIA OFFSHORE FUNDS

Marsico Growth Fund, Variable Series - Class A Shares (NMG)*

HUNTINGTON TRUST COMPANY

VA Dividend Capture Fund - Trust Shares (HVDCT)*

VA Growth Fund - Trust Shares (HVGT)*

VA Income Equity Fund - Trust Shares (HVICT)*

VA Mid Corp America Fund - Trust Shares (HVMCAT)*

VA New Economy Fund - Trust Shares (HVNET)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)*

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)*

Investors Growth Stock Series - Service Class (MIGSC)*

Mid Cap Growth Series - Service Class (MMCGSC)*

Utilities Series - Initial Class (MVUIC)*

Utilities Series - Service Class (MVUSC)*

Value Series - Initial Class (MVFIC)*

Value Series - Service Class (MVFSC)*

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

Emerging Markets Equity Portfolio- Class I (MSVEM)*

Global Value Equity Portfolio- Class I (MSVGE)*

International Magnum Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio- class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)*

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

Value Portfolio- Class I (MSVV)*

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)*

Gartmore NVIT International Equity Fund - Class I (GIG)*

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)*

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Leaders Fund - Class I (GVUS1)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Technology & Communications Fund - Class I (GGTC)*

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)*

V.I. Core Equity Fund - Series I (AVGI)

V.I. Dynamics Fund - Series I (IVD)*

V.I. Global Health Care Fund - Series I (IVHS)*

V.I. Global Real Estate Fund - Series I (IVRE)*

V.I. High Yield Fund - Series I (AVHY1)*

V.I. International Growth Fund - Series I (AVIE)*

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

V.I. Technology Fund - Series I (IVT)*

V.I. Utilities Fund - Series I (IVU)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*

VPS Value Portfolio - Class A (ALVVA)*

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

Portfolios of the Dreyfus Investment Portfolios

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)*

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)*

International Value Portfolio - Initial Shares (DVIV)

Quality Bond Portfolio - Initial Shares (DQBP)*

Portfolios of the DWS Investments Variable Insurance Trust

Equity 500 Index VIP - Class A (BIEI)*

Small Cap Index VIP - Class A (BISCI)*

Variable Series I - Capital Growth VIP - Class B (SVSCGB)*

Variable Series I - Health Care VIP - Class B (SVSHSB)*

Variable Series II - Core Fixed Income VIP - Class B (SVSFIB)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - Global Thematic VIP - Class B (SVSBCB)*

Variable Series II - High Income VIP - Class B (SVSHIB)*

Variable Series II - Large Cap Value VIP - Class B (SVSLVB)*

Variable Series II - Strategic Value VIP - Class B (SVSHEB)*

Variable Series II - Technology VIP - Class B (SVSTGB)*

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)*

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)*

VIP Fund - Asset Manager Portfolio - Service Class (FAMS)*

VIP Fund - Balanced Portfolio - Service Class (FBS)*

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class1 (FDCAS)*

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)*

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)*

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Fund - Growth Portfolio - Service Class (FGS)*

VIP Fund - High Income Portfolio - Service Class (FHIS)*

VIP Fund - Index 500 Portfolio - Initial Class (FIP)*

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)*

VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)*

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Portfolios of the Goldman Sachs Variable Insurance Trust

Capital Growth Fund - Institutional Shares (GVCG)*

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

Growth and Income Fund - Institutional Shares (GVGRI)*

Strategic International Equity Fund - Institutional Shares (GVIE)*

Structured Small Cap Equity Fund - Institutional Shares (GVCSE)*

Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

Portfolios of the Legg Mason Partners Variable Equity Trust

ClearBridge Variable Investors Portfolio - Class I (SBVI)*

Legg Mason Partners Variable Income Trust

Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)*

Portfolios of the Lincoln Variable Insurance Products Trust

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)*

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Partners Portfolio- I Class Shares (AMTP)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D NOTES TO FINANCIAL STATEMENTS

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

MidCap Fund/VA - Non-Service Shares (OVAG)*

Portfolios of the PIMCO Variable Insurance Trust

All Asset Portfolio - Administrative Class (PMVAAA)*

High Yield Portfolio - Administrative Class (PMVHYA)*

Low Duration Portfolio - Administrative Class (PMVLDA)*

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)*

Portfolios of the Putnam Variable Trust

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)*

Comstock Portfolio - Class II (ACC2)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)*

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Mid-Cap Growth Portfolio - II (TRMCG2)*

New America Growth Portfolio (TRNAG1)*

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)*

Z CLOSED FUNDS

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D NOTES TO FINANCIAL STATEMENTS

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $24,914 and $6,948, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D NOTES TO FINANCIAL STATEMENTS

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $0 and $1,981,112, respectively, and total transfers from the Account to the fixed account were $0 and $90,136, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$27,995,354	0	$27,995,354

Accounts Payable of $2,010 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Growth Fund - Class 2 (AMVGR2)	$110,396	$237,060
International Fund - Class 2 (AMVI2)	106,954	307,525
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)	37,043	49,265
Mid Cap Growth Portfolio - class I (MSVMG)	42,108	124,140
NVIT Fund - Class I (TRF)	63,608	824,119
NVIT Government Bond Fund - Class I (GBF)	163,541	151,673
NVIT Growth Fund - Class I (CAF)	286,994	47,901
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	129,122	17,980
NVIT Mid Cap Index Fund - Class I (MCIF)	3,198,589	3,574,656
NVIT Money Market Fund - Class I (SAM)	7,894,738	7,677,613
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	134,974	20,625
NVIT Multi-Manager Small Company Fund - Class I (SCF)	183,006	379,600
V.I. Core Equity Fund - Series I (AVGI)	483,964	1,387,310
V.I. Global Health Care Fund - Series I (IVHS)	-	12,733
V.I. Small Cap Equity Fund - Series I (AVSCE)	12,995	195,878
VPS Growth and Income Portfolio - Class A (ALVGIA)	258,696	133,743
VPS International Value Portfolio - Class A (ALVIVA)	1,086,674	1,402,058
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,169,567	1,860,332
International Value Portfolio - Initial Shares (DVIV)	159,632	172,581
VIP Fund - Overseas Portfolio - Service Class (FOS)	241,811	459,060
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	37,840	123,307
ClearBridge Variable Investors Portfolio - Class I (SBVI)	-	69,590
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	722,419	876,482
Global Securities Fund/VA - Non-Service Shares (OVGS)	785,828	1,130,313
Real Return Portfolio - Administrative Class (PMVRRA)	1,824,104	1,398,778
Total Return Portfolio - Administrative Class (PMVTRA)	3,855,094	2,335,011
Small-Cap Portfolio - Investment Class (ROCSC)	438,321	665,793
Equity Income Portfolio - II (TREI2)	571,609	913,000
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	160,565	310,977
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)	15,291	1,961,229

Total	$24,175,483	$28,820,332

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Fund - Class 2 (AMVGR2)
2009	0.25%	37,570	$9.048666	$339,958	0.64%	39.06%
2008	0.25%	39,555	6.506858	257,379	0.93%	-44.11%
2007	0.40%	33,446	11.613220	388,416	0.73%	11.90%
2006	0.40%	24,898	10.378426	258,402	0.69%	3.78%
International Fund - Class 2 (AMVI2)
2009	0.25%	42,051	10.556127	443,896	1.42%	42.72%
2008	0.25%	48,264	7.396635	356,991	1.50%	-42.27%
2007	0.25%	24,474	12.812068	313,563	1.60%	19.72%
2007	0.40%	59,054	12.780047	754,713	1.60%	19.54%
2006	0.40%	39,608	10.690968	423,448	1.43%	6.91%
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2007	0.25%	2,894	16.829986	48,706	0.00%	9.71%
2006	0.40%	2,976	15.240875	45,357	0.00%	9.62%
2005	0.40%	3,084	13.903575	42,879	0.06%	4.13%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2006	0.40%	594	10.340957	6,143	0.00%	10.95%
2005	0.40%	2,224	9.320747	20,729	0.00%	10.65%
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)
2006	0.40%	126	11.137494	1,403	6.43%	10.54%
2005	0.40%	1,144	10.075754	11,527	2.43%	2.09%
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
2006	0.40%	220	14.221560	3,129	4.14%	3.72%
2005	0.40%	1,868	13.711626	25,613	3.15%	1.98%
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
2005	0.40%	3,856	8.626320	33,263	1.05%	4.04%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2009	0.25%	8,298	14.947051	124,031	0.35%	32.59%
2008	0.25%	8,126	11.273295	91,607	2.50%	-28.08%
2007	0.25%	12,938	15.673788	202,787	3.08%	6.90%
2007	0.40%	9,006	15.588673	140,392	3.08%	6.74%
2006	0.40%	6,830	14.604104	99,746	2.68%	14.61%
Investors Growth Stock Series - Initial Class (MIGIC)
2007	0.25%	42,154	12.325162	519,555	0.32%	11.08%
2006	0.40%	43,392	11.017000	478,050	0.00%	7.15%
2005	0.40%	57,102	10.282095	587,128	0.33%	4.07%
Mid Cap Growth Portfolio - class I (MSVMG)
2009	0.25%	6,235	13.871438	86,488	0.00%	57.27%
2008	0.25%	10,869	8.820381	95,869	0.88%	-46.90%
2007	0.25%	9,326	16.610427	154,909	0.00%	22.36%
2007	0.40%	5,982	16.407241	98,148	0.00%	22.17%
2006	0.40%	9,672	13.429460	129,890	0.00%	8.84%
U.S. Real Estate Portfolio - Class I (MSVRE)
2007	0.25%	844	33.696563	28,440	0.33%	-17.28%
NVIT Fund - Class I (TRF)
2009	0.25%	14,564	10.038761	146,205	0.85%	25.78%
2008	0.25%	65,737	7.981083	524,652	1.42%	-41.70%
2007	0.25%	64,850	13.689831	887,786	1.09%	7.91%
2006	0.25%	56,836	12.686370	721,043	1.12%	13.34%
2005	0.25%	48,504	11.192728	542,892	0.99%	7.17%
2005	0.40%	204	11.076090	2,260	0.99%	7.01%
NVIT Government Bond Fund - Class I (GBF)
2009	0.25%	20,244	17.014481	344,441	3.45%	2.43%
2008	0.25%	20,863	16.610553	346,546	4.25%	7.45%
2007	0.25%	19,714	15.458854	304,756	4.79%	6.89%
2006	0.25%	12,244	14.462518	177,079	4.81%	3.08%
2005	0.25%	5,040	14.029861	70,710	2.97%	3.01%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Growth Fund - Class I (CAF)
2009	0.25%	49,369	$6.063688	$299,358	0.51%	33.14%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.25%	9,406	13.363298	125,695	0.98%	18.84%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.25%	99,719	20.419874	2,036,249	0.99%	36.41%
2008	0.25%	124,330	14.969031	1,861,100	1.23%	-36.62%
2007	0.25%	161,396	23.618401	3,811,915	1.37%	7.29%
2007	0.40%	2,696	23.302150	62,823	1.37%	7.13%
2006	0.25%	30,172	22.013684	664,197	1.16%	9.62%
2006	0.40%	184,016	21.751707	4,002,662	1.16%	9.45%
2005	0.25%	24,440	20.082588	490,818	1.07%	11.82%
2005	0.40%	171,914	19.873309	3,416,500	1.07%	11.65%
NVIT Money Market Fund - Class I (SAM)
2009	0.25%	445,985	13.208639	5,890,855	0.04%	-0.21%
2008	0.25%	428,655	13.236186	5,673,757	2.07%	1.80%
2007	0.25%	564,022	13.002332	7,333,601	4.71%	4.53%
2007	0.40%	3,456	12.827413	44,332	4.71%	4.37%
2006	0.20%	76	11.101216	844	4.37%	4.32%
2006	0.25%	17,642	12.438934	219,448	4.37%	4.27%
2006	0.40%	325,286	12.290178	3,997,823	4.37%	4.11%
2005	0.20%	76	10.641320	809	2.73%	2.46%
2005	0.25%	15,932	11.929582	190,062	2.73%	2.41%
2005	0.40%	195,028	11.804619	2,302,231	2.73%	2.26%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.25%	6,575	22.537707	148,185	0.28%	25.90%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.25%	6,238	21.390466	133,434	0.12%	34.37%
2008	0.25%	9,823	15.919587	156,378	0.85%	-38.34%
2007	0.25%	9,634	25.819531	248,745	0.09%	1.88%
2006	0.25%	8,254	25.344077	209,190	0.12%	11.76%
2006	0.40%	1,618	25.042525	40,519	0.12%	11.59%
2005	0.25%	6,854	22.677354	155,431	0.00%	12.04%
2005	0.40%	2,364	22.441067	53,051	0.00%	11.87%
V.I. Core Equity Fund - Series I (AVGI)
2009	0.25%	87,930	10.481078	921,601	1.92%	27.98%
2008	0.25%	168,096	8.189782	1,376,670	2.21%	-30.32%
2007	0.25%	165,900	11.752729	1,949,778	1.22%	7.85%
2006	0.25%	145,236	10.897781	1,582,750	0.60%	8.98%
V.I. Global Health Care Fund - Series I (IVHS)
2008	0.25%	754	11.078461	8,353	0.00%	-28.80%
2007	0.25%	712	15.559094	11,078	0.00%	11.57%
2006	0.25%	444	13.945062	6,192	0.00%	4.97%
2005	0.25%	174	13.284465	2,311	0.00%	7.88%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2008	0.25%	18,163	6.801174	123,530	0.00%	-31.48%
2007	0.25%	15,746	9.926107	156,296	0.06%	-0.74%
2007	0.40%	3,114	9.916162	30,879	0.06%	-0.84%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.25%	122,858	10.299660	1,265,396	4.27%	20.52%
2008	0.25%	105,172	8.545842	898,783	1.98%	-40.75%
2007	0.25%	161,334	14.423937	2,327,071	1.26%	4.85%
2006	0.40%	271,716	13.658375	3,711,199	1.38%	16.82%
2005	0.40%	233,326	11.691859	2,728,015	1.46%	4.45%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.25%	200,596	$8.268983	$1,658,725	1.50%	34.34%
2008	0.25%	186,997	6.155063	1,150,978	1.16%	-53.30%
2007	0.25%	178,046	13.180290	2,346,698	1.30%	5.57%
2007	0.40%	30,652	13.142539	402,845	1.30%	5.42%
2006	0.40%	29,706	12.467326	370,354	0.00%	24.67%
VP International Fund - Class I (ACVI)
2005	0.40%	25,592	9.194806	235,313	1.17%	12.80%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2006	0.40%	790	15.520951	12,262	0.46%	13.96%
2005	0.40%	2,514	13.620186	34,241	0.00%	6.81%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.25%	185,669	10.290941	1,910,709	2.11%	26.02%
2008	0.25%	210,417	8.166193	1,718,306	2.05%	-37.30%
2007	0.25%	289,724	13.023845	3,773,320	1.72%	4.99%
2007	0.40%	78,016	12.849461	1,002,464	1.72%	4.83%
2006	0.40%	394,470	12.257097	4,835,057	1.70%	15.04%
2005	0.40%	360,122	10.654824	3,837,037	1.66%	4.27%
International Value Portfolio - Initial Shares (DVIV)
2009	0.25%	27,244	17.224383	469,261	4.35%	30.65%
2008	0.25%	23,346	13.183949	307,792	2.33%	-37.48%
2007	0.25%	20,004	21.086722	421,819	0.98%	3.89%
2006	0.40%	116,234	20.055172	2,331,093	1.47%	22.11%
2005	0.40%	115,534	16.423973	1,897,527	0.00%	11.44%
VIP Fund - Balanced Portfolio - Service Class (FBS)
2006	0.20%	211,486	12.923625	2,733,166	1.98%	11.42%
2005	0.20%	233,518	11.599328	2,708,652	2.49%	5.40%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2007	0.25%	20,082	20.313732	407,940	0.10%	17.21%
2006	0.20%	421,930	16.512980	6,967,322	1.13%	11.37%
2006	0.40%	20,772	17.124450	355,709	1.13%	11.15%
2005	0.20%	385,314	14.827535	5,713,257	0.20%	16.61%
2005	0.40%	21,520	15.407287	331,565	0.20%	16.38%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2006	0.20%	413,340	14.308356	5,914,216	3.21%	19.84%
2005	0.20%	458,254	11.939536	5,471,340	1.80%	5.55%
VIP Fund - Growth Portfolio - Service Class (FGS)
2006	0.20%	65,744	9.359100	615,305	0.29%	6.52%
2006	0.40%	848	10.352362	8,779	0.29%	6.31%
2005	0.20%	71,030	8.786288	624,090	0.36%	5.46%
2005	0.40%	4,722	9.738159	45,984	0.36%	5.25%
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2006	0.20%	398,514	12.105326	4,824,142	1.68%	15.50%
2005	0.20%	407,914	10.480980	4,275,338	1.68%	4.61%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2006	0.20%	20,748	13.086482	271,518	3.17%	4.09%
2005	0.20%	97,252	12.572029	1,222,655	2.93%	1.88%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.25%	30,614	12.832476	392,853	2.11%	26.12%
2008	0.25%	32,764	10.174581	333,360	2.59%	-44.00%
2007	0.25%	32,152	18.170494	584,218	2.29%	16.91%
2006	0.20%	165,398	14.552107	2,406,889	0.59%	17.71%
2006	0.25%	27,214	15.541970	422,959	0.59%	17.65%
2005	0.20%	112,464	12.362488	1,390,335	0.56%	18.73%
2005	0.25%	21,758	13.209999	287,423	0.56%	18.67%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2007	0.25%	45,212	22.660573	1,024,530	1.96%	15.17%
2006	0.40%	46,508	19.549201	909,194	1.47%	20.96%
2005	0.40%	62,286	16.161499	1,006,635	1.07%	9.73%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2009	0.25%	9,024	$24.432206	$220,476	1.74%	32.82%
2008	0.25%	10,276	18.395030	189,027	1.17%	-37.21%
2007	0.40%	10,358	28.903118	299,378	0.74%	2.79%
2006	0.40%	14,480	28.118779	407,160	0.96%	15.70%
2005	0.40%	12,040	24.302910	292,607	0.63%	12.38%
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2008	0.25%	3,918	11.320533	44,354	1.36%	-35.78%
2007	0.25%	3,698	17.628575	65,190	1.67%	3.64%
2006	0.25%	2,422	17.009403	41,197	2.54%	17.96%
2005	0.25%	1,084	14.419098	15,630	0.49%	6.26%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.25%	101,953	10.548240	1,075,425	0.34%	44.16%
2008	0.25%	100,488	7.317195	735,290	0.14%	-45.65%
2007	0.25%	124,738	13.464081	1,679,483	0.24%	13.86%
2006	0.40%	135,012	11.740817	1,585,151	0.30%	7.52%
2005	0.40%	85,240	10.919800	930,804	0.97%	4.68%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.25%	67,045	15.268526	1,023,678	2.62%	39.42%
2008	0.25%	84,434	10.951220	924,655	1.32%	-40.34%
2007	0.25%	113,510	18.355281	2,083,508	1.28%	6.05%
2007	0.40%	4,540	18.197382	82,616	1.28%	5.89%
2006	0.40%	151,210	17.184784	2,598,511	0.93%	17.22%
2005	0.40%	112,310	14.659892	1,646,452	0.87%	13.85%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.25%	150,594	16.918490	2,547,823	3.09%	18.05%
2008	0.25%	130,375	14.331557	1,868,477	3.58%	-7.26%
2007	0.25%	137,486	15.452967	2,124,567	4.60%	10.37%
2007	0.40%	29,524	15.319558	452,295	4.60%	10.20%
2006	0.40%	151,390	13.901483	2,104,546	4.26%	0.34%
2005	0.40%	133,526	13.854354	1,849,916	2.86%	1.67%
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.25%	248,923	16.146656	4,019,274	5.11%	13.74%
2008	0.25%	170,397	14.195695	2,418,904	4.46%	4.49%
2007	0.25%	146,812	13.586098	1,994,602	4.80%	8.47%
2007	0.40%	76,206	13.468801	1,026,403	4.80%	8.31%
2006	0.40%	193,768	12.435917	2,409,683	4.46%	3.43%
2005	0.40%	166,900	12.023223	2,006,676	3.64%	2.02%
Small-Cap Portfolio - Investment Class (ROCSC)
2009	0.25%	57,741	16.105530	929,949	0.00%	34.86%
2008	0.25%	53,931	11.941984	644,043	0.49%	-27.36%
2007	0.25%	87,162	16.440239	1,432,964	0.05%	-2.38%
2007	0.40%	13,132	16.298801	214,036	0.05%	-2.53%
2006	0.40%	119,218	16.721738	1,993,532	0.06%	15.11%
2005	0.40%	118,794	14.527033	1,725,724	0.00%	8.13%
Equity Income Portfolio - II (TREI2)
2009	0.25%	66,922	14.439362	966,311	1.79%	24.94%
2008	0.25%	72,692	11.557153	840,113	2.13%	-36.42%
2007	0.25%	73,648	18.178518	1,338,811	1.70%	2.77%
2007	0.40%	27,044	18.033915	487,709	1.70%	2.62%
2006	0.40%	26,076	17.574134	458,263	1.40%	18.18%
2005	0.40%	17,408	14.871262	258,879	1.42%	3.28%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.25%	35,282	$13.408186	$473,068	0.38%	34.39%
2008	0.25%	39,307	9.977362	392,180	0.00%	-39.33%
2007	0.25%	49,766	16.444748	818,389	0.00%	13.23%
2007	0.40%	2,126	16.303263	34,661	0.00%	13.06%
2006	0.40%	74,806	14.419908	1,078,696	0.00%	4.64%
2005	0.40%	50,744	13.781072	699,307	0.00%	12.43%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2005	0.40%	1,512	16.666561	25,200	0.47%	9.32%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	145,923	9.502229	1,386,594	2.73%	-25.73%
2007	0.25%	145,402	12.794722	1,860,378	2.20%	4.36%
2006	0.25%	134,012	12.259877	1,642,971	2.37%	11.97%
2005	0.25%	122,946	10.949336	1,346,177	2.06%	2.29%
Variable Insurance Funds - V.I. Core Stock Fund - Series I (obsolete) (IVII)
2005	0.25%	101,482	11.436219	1,160,570	0.23%	3.10%
Variable Insurance Funds - V.I. Small Cap Growth Fund - Series I (obsolete) (IVSC)
2006	0.25%	7,682	16.502275	126,770	0.00%	13.84%
2006	0.40%	1,648	16.305796	26,872	0.00%	13.67%
2005	0.25%	6,448	14.495652	93,468	0.00%	4.93%

2009	Contract owners equity:				$27,993,344
2008	Contract owners equity:				$24,725,688
2007	Contract owners equity:				$45,777,513
2006	Contract owners equity:				$64,229,831
2005	Contract owners equity:				$51,809,031
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010